Financial Instruments	12 Months Ended
May 29, 2011
Financial Instruments
Financial Instruments

NOTE 12 - FINANCIAL INSTRUMENTS

Marketable securities are carried at fair value and consist of available-for-sale securities related to insurance funding requirements for our workers compensation and general liability claims. The following table summarizes cost and market value for our securities that qualify as available-for-sale as of May 29, 2011:

(in millions)	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Market Value
Available-for-sale securities	$ 31.4	$ 0.7	$ —	$ 32.1

Earnings include insignificant realized gains and loss from sales of available-for-sale securities. At May 29, 2011, the scheduled maturities of our available-for-sale securities are as follows:

(in millions)	Cost	Market Value
Less than 1 year	$ 13.5	$ 13.7
1 to 3 years	13.5	13.9
3 to 5 years	4.4	4.5
Total	$ 31.4	$ 32.1